Risk Management - Summary of Effect of Conditional Master Netting and Similar Arrangements (Parenthetical) (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial assets [abstract]
Accrued interest receivable	CAD 638	CAD 935
Accrued interest payable	827	944
Over-collateralized on OTC derivative assets	743	398
Over-collateralized on OTC derivative liabilities	382	494
Over-collateralized on securities lending and reverse purchase agreements	79	107
Over-collateralized on repurchase agreements	CAD 0	CAD 1